ANNUAL REPORT



STATE FARM MUNICIPAL BOND FUND, INC.

ONE STATE FARM PLAZA - BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:(309) 766-2029

For Price Information ONLY:
1-800/447-0740






                                                       November 30, 1996






This report is not to be distributed unless preceded or accompanied by a prospectus.

                  STATE FARM MUNICIPAL BOND FUND, INC.


Dear Shareowner:

   Interest rates on municipal bonds fluctuated within a range of about 80 basis points (a basis point is .01%) over the course of the Fund's fiscal year. However, after all was said and done, municipal yields now stand at about the same levels which existed one year ago. Consequently, the net asset value of your Fund has moved little, declining a mere 0.7%. The Fund's total return, which considers the reinvestment of dividends and the change in net asset value, for the past twelve months was 5.2%.
   The following graph compares a $10,000 investment in the Municipal Bond
Fund over the past ten years to a theoretical investment of the same amount in the Lehman Brothers Municipal Bond Index:

                    COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT FOR THE YEARS
                           ENDED NOVEMBER 30

                     Fund's Avg Annual Total Return
                     1 YEAR      5 YEAR     10 YEAR
                      5.21%       6.85%      7.25%

                     MUNICIPAL              LEHMAN
                       BOND                  MUNI
                       FUND                  BOND*
---------------------------------------------------
1986                  $10,000               $10,000
1987                   10,103                 9,780
1988                   11,123                10,820
1989                   12,281                12,011
1990                   13,237                12,936
1991                   14,462                14,263
1992                   15,763                15,693
1993                   17,227                17,434
1994                   16,762                16,519
1995                   19,152                19,641
1996                   20,139                20,795

Past performance is not predictive of future performance.

* The Lehman Brothers Municipal Bond Index includes approximately 21,000 municipal bonds which are selected to be representative of the market. To be included in the Index, a municipal bond must meet the following criteria: have a minimum credit rating of Baa; have been issued as part of an issue of at least $50 million; have an amount outstanding of at least $3 million; have been issued within the last five years; and have a maturity of at least one year.

   The Lehman Brothers Index represents unmanaged groups of bonds that differ from the composition of the Municipal Bond Fund. Unlike an investment in the Municipal Bond Fund, a theoretical investment in the Index does not reflect expenses.

   Valuations of municipal bonds fared better than their taxable counterparts for most of the year. Their superior relative performance can probably be attributed to investors becoming less concerned about the prospects for significant federal tax reform. As you likely recall, a year ago politicians were openly discussing tax changes which could have reduced the attractiveness of tax-exempt income from municipal securities. Support for municipal bond prices was also generated from a pickup in demand by property and casualty insurance companies.
   The direction of municipal bond yields generally followed domestic interest rate movements over the course of the year. After moving higher during the first half of the year, yields have been trending lower over the last six months.
   Movements of interest rates on intermediate and long-term obligations continue to be heavily influenced by how investors view the pace of general domestic economic activity and the prospects for inflation. With the economy seeming to slow from its speed of the second quarter to a more sustainable pace, inflation in check, and monetary policy on hold, bond prices have been rallying since the end of August. Results of the election, prospects for a plan to balance the federal budget and heavy purchases of U.S. bonds by foreign investors have added further help to bond prices over this period.
   The prevailing mood in bond markets was obviously quite optimistic at the end of the Fund's fiscal year. We again remind you that markets are very anticipatory these days, and investor sentiment can change rapidly in unpredictable ways. In fact, as this is being written, interest rates are rising a bit based on some recently released strong economic data. Only time will tell if a significant change in market fundamentals or investor perceptions is now occurring.
   The general composition of your Fund's investments has not changed much since last November. Bonds purchased over the course of the year have maturities ranging from 10 to 14 years. Good quality bonds dominate the Fund's portfolio. About 84% of long-term assets are rated Aa or better and 99% fall in the top three rating categories. The average maturity stands at approximately
7.5 years with maturities spread out over the next 16 years.
   As always, we encourage you to view your investment in the Fund as a genuinely long-term commitment and to accept market volatility as an inevitable consequence of owning a municipal bond fund. The present intermediate maturity structure of your Fund's portfolio is designed to be less affected by potential interest rate changes than a portfolio of longer-term bonds. The high quality investments of the Fund should provide a dependable flow of dividend income.
   As you know, the Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.


Sincerely,



Julian R. Bucher                       Kurt G. Moser
Vice President                         Vice President

December 17, 1996

                     REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareowners
State Farm Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of State Farm Municipal Bond Fund, Inc. as of November 30, 1996, the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Farm Municipal Bond Fund, Inc. at November 30, 1996, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1987, in conformity with generally accepted accounting principles.


                                                      ERNST & YOUNG LLP


Chicago, Illinois
December 13, 1996

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                           November 30, 1996

                                                                                              RATING(B)
PRINCIPAL                                                                                     (MOODY'S
 AMOUNT         ISSUER                                                                        OR S & P)         VALUE
                                 LONG-TERM MUNICIPAL BONDS (97.3%):
                SECURED BY U.S. TREASURY OBLIGATIONS (12.9%):
$   90,000      Grand River Dam Authority, Oklahoma Rev., Ser. 1978, 7.20%,
                  6-1-1998 (Prerefunded to 6-1-1997 at 100)                                      Aaa        $     92,261
   500,000      Orlando Utilities Commission, Florida Water and Electric Rev., Ser. 1983,
                  9.60%, 10-1-1999 (Escrowed to maturity)                                        Aaa             573,695
 2,000,000      State of Washington Motor Vehicle Fuel Tax General Obligation Bonds (State
                  Route 90), Ser. CC-8, 7.10%, 3-1-2000 (Prerefunded to 3-1-1999 at 100)          AA           2,130,720
 1,000,000      State of Texas Public Finance Authority General Obligation Bonds, Ser. 1990A,
                  7.00%, 10-1-2000 (Prerefunded to 10-1-1999 at 100)                              AA           1,076,060
 2,840,000      Washington Suburban Sanitary District of Maryland, General Obligation Bonds,
                  7.00%, 12-1-2001 (Prerefunded to 12-1-1998 at 102)                             Aaa           3,065,354
   250,000      Georgia Municipal Electric Authority Power Rev., Ser. H., 12.50%,
                  1-1-2002 (Prerefunded to 1-1-1997 at 100)                                      AAA             251,937
 1,500,000      Gwinnett County, Georgia General Obligation Bonds, 7.25%, 1-1-2002
                  (Prerefunded to 1-1-1997 at 102)                                               Aaa           1,534,740
   300,000      North Carolina Eastern Municipal Power Agency Power System Revenue Bonds,
                  Ser. 1982A, 13.25%, 1-1-2002 (Prerefunded to 1-1-1997
                  at 100)                                                                        AAA             302,541
 2,250,000      Pima County, Arizona Unified School District No. 1, Tucson School
                  Improvement General Obligation Bonds, Ser. 1990B, 6.90%, 7-1-2002
                  (Prerefunded to 7-1-2000 at 101%)                                                A           2,464,988
 3,000,000      Tempe, Union High School District No. 213, Maricopa County, Arizona School
                  Improvement General Obligation Bonds, Project of 1989, Ser. 1992B, 5.875%,
                  7-1-2002 (Prerefunded to 7-1-2001 at 101)                                       A+           3,216,840
   550,000      Johnson County Water District No. 1, Kansas Water Rev., Ser. 1982A, 10.25%,
                  8-1-2002 (Escrowed to maturity)                                                Aaa             692,186
   900,000      Metropolitan Government of Nashville and Davidson County, Tennessee Water
                  and Sewer Rev., Ser. 1982, 10.50%, 12-1-2002 (Prerefunded to
                  12-1-1997 at 100)                                                              Aaa             959,742
 3,000,000      City of Lakeland, Florida Electric and Water Rev., Ser. 1989, 6.90%, 10-1-2003
                  (Prerefunded to 10-1-1999 at 102)                                               Aa           3,277,890
 2,000,000      City of Grand Rapids, Michigan Water Supply System Improvement Rev. Bonds,
                  Ser. 1988, 7.70%, 1-1-2004 (Prerefunded to 1-1-1998 at 102)                    AAA           2,121,120
 2,000,000      Jackson, Mississippi General Obligation Bonds, Ser. 1988, 7.50%, 5-1-2004
                  (Prerefunded to 5-1-1998 at 100)                                                NR           2,098,960
 3,500,000      City of Los Angeles, California Wastewater System Rev. Bonds, Ser. 1990B,
                  6.90%, 6-1-2004 (Prerefunded to 6-1-2000 at 102)                               Aaa           3,881,325
 3,000,000      Omaha Public Power District of Nebraska, Electric Systems Rev., Ser. A, 6.70%,
                  2-1-2005 (Prerefunded to 2-1-2000 at 101.5)                                     AA           3,259,050
 2,000,000      State of Wisconsin General Obligation Bonds, 1988 Series B, 7.40%, 5-1-2005
                  (Prerefunded to 5-1-1997 at 101)                                               Aaa           2,051,740
 2,500,000      King County, Washington, Unlimited Tax General Obligation Bonds, Ser. 1988B,
                  7.30%, 12-1-2005 (Prerefunded to 12-1-1998 at 100)                              NR           2,658,925
 1,900,000      Fort Worth Independent School District, Texas School Building Unlimited Tax
                  General Obligation Bonds, Ser. 1989, 6.75%, 2-15-2006 (Prerefunded to
                  2-15-1999 at 100)                                                              AAA           2,009,041
 2,000,000      State of Texas Public Financial Authority General Obligation Bonds, Ser. 1988A,
                  6.50%, 10-1-2007 (Prerefunded to 10-1-1998 at 100)                              AA           2,089,440
 1,500,000      Washington Public Power Supply System Nuclear Project No. 2, Rev. Refunding
                  Bonds, Ser. A, 7.625%, 7-1-2008 (Prerefunded to 7-1-2000 at 102)               Aaa           1,689,900
                                                                                                            ------------
                                                                                                              41,498,455

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                           November 30, 1996

                                                                                              RATING(B)
PRINCIPAL                                                                                     (MOODY'S
 AMOUNT         ISSUER                                                                        OR S & P)         VALUE

                GENERAL OBLIGATIONS (60.5%):
$1,455,000      State of Louisiana General Obligation Bonds, Ser. 1986A, 7.375%, 5-1-1997       Baa1        $  1,477,232
 3,000,000      North Slope Borough, Alaska General Obligation School Construction Bonds,
                  Ser. Y, 7.10%, 7-1-1997                                                        AAA           3,061,320
   300,000      Maryland State & Local Facility Loan of 1982 General Obligation Bonds, 1st
                  Ser., 11.20%, 7-1-1997                                                         AAA             313,326
 1,100,000      Stillwater, Minnesota Independent School District #834, General Obligation
                  School Building Bonds, Ser. 1991, 6.25%, 2-1-1998                              AAA           1,131,053
 3,000,000      Scottsdale Unified School District No. 48 of Maricopa County, Arizona
                  Refunding Bonds, Ser. 1991, 6.75%, 7-1-1998                                     AA           3,135,060
 1,350,000      Stillwater, Minnesota Independent School District #834, General Obligation
                  School Building Bonds, Ser. 1991, 6.25%, 2-1-1999                              AAA           1,410,494
   400,000      State of California, Variable Purpose General Obligation Bonds, 9.00%, 4-1-1999   A+             443,252
   150,000      Oregon Veterans' Welfare General Obligation Bonds, Ser. LXIV, 9.00%, 4-1-1999     AA             166,539
 2,500,000      Austin Independent School District, Texas Unlimited Tax Refunding District
                  Obligation Bonds, Ser. 1991, 6.20%, 8-1-1999                                   Aaa           2,629,100
 1,000,000      State of Texas Public Finance Authority General Obligation Bonds, Ser. 1990A,
                  7.00%, 10-1-1999                                                                AA           1,077,180
 3,000,000      Washington Suburban Sanitary District, Maryland Water Supply Refunding
                  Bonds of 1991, 6.00%, 11-1-1999                                                Aa1           3,160,440
   200,000      City of Charleston, Illinois Water Works Improvement General Obligation
                  Bonds, 8.00%, 1-1-2000                                                           A             220,208
 3,000,000      State of California Various Purpose General Obligation Bonds, 5.90%, 2-1-2000     A+           3,149,790
 2,500,000      Dupage Water Commission, Illinois General Obligation Water Refunding Bonds,
                  Ser. 1992, 5.85%, 3-1-2000                                                     AA+           2,620,225
 1,000,000      State of Texas Veterans Land Board General Obligation Bonds, Ser. 1984, 9.00%,
                  12-1-2000                                                                       AA           1,131,790
 1,885,000      Anoka County, Minnesota General Obligation Capital Improvement Refunding
                  Bonds, Ser. 1992C, 5.20%, 2-1-2001                                              A1           1,945,414
 1,200,000      Shelby County, Tennessee General Obligation Refunding Bonds, 1992 Ser. B,
                  5.20%, 3-1-2001                                                                 Aa           1,244,340
   400,000      State of California General Obligation Veterans Bonds, Ser. AL, 9.60%, 4-1-2001   A+             481,760
 2,200,000      City and County of Honolulu, Hawaii General Obligation Refunding Bonds,
                  1992 Ser. 1, 5.60%, 6-1-2001                                                    AA           2,316,930
 2,000,000      School District of Leon County, Florida General Obligation Refunding Bonds,
                  Ser. 1991, 5.85%, 7-1-2001                                                      A1           2,126,060
 2,000,000      Howard County, Maryland Consolidated Public Improvement Refunding
                  General Obligation Bonds, Ser. 1991B, 5.80%, 8-15-2001                         Aaa           2,136,220
 2,110,000      State of Nevada General Obligation (Limited Tax) Hoover Uprating Refunding
                  Bonds, Ser. 1992, 6.00%, 10-1-2001                                              AA           2,261,245
   900,000      Monroe County Jail, Indiana, First Mortgage Refunding Bonds, Series 1993,
                  4.90%, 1-1-2002                                                                 A1             912,906
 1,535,000      City of Columbus, Ohio Sewer Improvement No. 27 Refunding Bonds,
                  Unlimited Tax General Obligation Bonds, Ser. 1991, 5.90%, 2-15-2002            Aaa           1,647,638
 1,000,000      Williamson County, Tennessee Public Works Refunding Bonds, Ser. 1992, 5.65%,
                  3-1-2002                                                                        Aa           1,059,360
 1,500,000      City of Tulsa, Oklahoma General Obligation Refunding Bonds of 1993, 5.05%,
                  6-1-2002                                                                        Aa           1,549,140
 2,100,000      Jackson Public School District, Jackson, Mississippi General Obligation School
                  Bonds, Ser. 1992, 5.80%, 7-1-2002                                               A1           2,235,093
   925,000      Monroe County Jail, Indiana, First Mortgage Refunding Bonds, Series 1993,
                  4.90%, 7-1-2002                                                                 A1             939,190
 1,000,000      Pima County Arizona General Obligation Refunding Bonds, Ser. 1992, 6.30%,
                  7-1-2002                                                                        Aa           1,092,410

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                           November 30, 1996

                                                                                              RATING(B)
PRINCIPAL                                                                                     (MOODY'S
 AMOUNT         ISSUER                                                                        OR S & P)         VALUE

                GENERAL OBLIGATIONS (Continued)
$3,500,000      Milwaukee, Wisconsin Metropolitan Sewerage District General Obligation
                  Capital Purpose Bonds, Ser. 1990A, 6.70%, 10-1-2002                             AA        $  3,901,135
 1,885,000      Federal Way School District No. 210, King County, Washington Unlimited Tax
                  General Obligation Refunding Bonds, 1987, 6.75%, 12-1-2002                      A1           1,913,614
 1,500,000      County of Ramsey, Minnesota General Obligation Capital Improvement
                  Refunding Bonds, Ser. 1992C, 5.40%, 12-1-2002                                  Aaa           1,583,340
 1,505,000      Anchorage, Alaska General Obligation General Purpose Refunding Bonds,
                  4.60%, 2-1-2003                                                                Aaa           1,507,318
 2,000,000      Lake County, Illinois Forest Preserve District General Obligation Refunding
                  Bonds, Ser. 1992B, 5.70%, 2-1-2003                                              Aa           2,126,840
 2,000,000      Oregon General Obligation Veterans' Welfare Bonds, Ser. 74A, 7.75%, 3-1-2003      Aa           2,060,100
 1,050,000      Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.15%,
                  5-1-2003                                                                        Aa           1,090,037
 2,000,000      Nashville and Davidson County, Tennessee General Obligation Refunding
                  Bonds of 1993, 5.00%, 5-15-2003                                                 Aa           2,063,400
 2,000,000      State of Illinois General Obligation Refunding Bonds, Series of June 1993,
                  5.00%, 6-1-2003                                                                 A1           2,042,280
 1,500,000      Municipality of Anchorage, Alaska 1993 General Obligation Refunding School
                  Bonds, Series B, 4.90%, 9-1-2003                                               Aaa           1,532,760
 1,750,000      State of Louisiana General Obligation Bonds, Series 1987A, 7.00%, 8-1-2003       Aaa           1,823,535
 2,000,000      Texas Public Finance Authority, State of Texas General Obligation Refunding
                  Bonds, Ser. 1992A, 5.70%, 10-1-2003                                             Aa           2,145,880
 2,000,000      State of Wisconsin General Obligation Refunding Bonds of 1993, Series 1,
                  5.30%, 11-1-2003                                                                Aa           2,099,040
 2,000,000      State of Wisconsin General Obligation Refunding Bonds of 1993, Series 3,
                  4.75%, 11-1-2003                                                                Aa           2,034,140
 2,520,000      Federal Way School District No. 210, King County, Washington Unlimited Tax
                  General Obligation and Refunding Bonds, 1993, 5.25%, 12-1-2003                 Aaa           2,629,418
 2,620,000      Cherry Creek School District No. 5, Arapahoe County, Colorado General
                  Obligation Improvement Bonds, Ser. 1990, 7.00%, 12-15-2003                      AA           2,892,794
 2,000,000      Jefferson County Colorado School District No. R-1 General Obligation Bonds,
                  Ser. 1992, 5.75%, 12-15-2003                                                   Aaa           2,150,660
 2,025,000      County of DuPage, Illinois General Obligation Refunding Bonds (Alternate Rev.
                  Source - Stormwater Project), 5.10%, 1-1-2004                                  Aaa           2,084,332
 2,000,000      Indianapolis, Indiana Local Public Improvement Bond Bank, Limited
                  Obligation Bonds, Series 1993A Bonds, 5.25%, 1-10-2004                         Aaa           2,074,320
 2,100,000      Cherokee County School Systems Georgia, General Obligation School Series
                  1993, 4.90%, 2-1-2004                                                           A1           2,136,708
 2,300,000      Osseo Area Schools, Minnesota, General Obligation Refunding Bonds, Series
                  1993, 4.60%, 2-1-2004                                                           A1           2,300,690
 2,300,000      Indianapolis, Indiana Local Public Improvement Bond Bank Refunding Bonds,
                  Limited Obligation Bonds, Ser. 1993B, 4.70%, 2-15-2004                         Aaa           2,296,780
 1,600,000      County of Buncombe, North Carolina Refunding General Obligation Bonds,
                  Series 1993, 5.10%, 3-1-2004                                                    Aa           1,661,760
 1,050,000      Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.25%,
                  5-1-2004                                                                        Aa           1,090,498
 2,000,000      Davis County School District, Davis County, Utah, General Obligation
                  Refunding Bonds, Series 1993A, 4.50%, 6-1-2004                                 Aaa           1,978,680
 2,000,000      Alachua County School District, Alachua County, Florida General Obligation
                  Refunding Bonds, Ser. 1994, 4.50%, 7-1-2004                                    Aaa           1,984,700
 2,000,000      Deer Valley Unified School District No. 97 of Maricopa County, Arizona School
                  Improvement General Obligation Bonds, Project of 1992, Series A (1993),
                  5.125%, 7-1-2004                                                               Aaa           2,076,920

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                           November 30, 1996

                                                                                              RATING(B)
PRINCIPAL                                                                                     (MOODY'S
 AMOUNT         ISSUER                                                                        OR S & P)         VALUE

                GENERAL OBLIGATIONS (Continued)
$1,205,000      DeKalb County School District, Georgia General Obligation Refunding Bonds,
                  Series 1993, 5.10%, 7-1-2004                                                    Aa        $  1,248,645
 1,000,000      Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement General Obligation Bonds, Ser. 1990A, 7.10%, 7-1-2004        A1           1,148,220
 1,540,000      Joint School District No. 2, Ada and Canyon Counties, Idaho, General
                  Obligation School Bonds, Ser. 1994, 5.0%, 7-30-2004                             Aa           1,594,439
 3,215,000      State of Minnesota General Obligation State Refunding Bonds, 5.125%, 8-1-2004    Aaa           3,335,145
 2,000,000      Harris County, Texas Road and Refunding Bonds, Ser. 1993, 4.70%, 10-1-2004        Aa           2,011,880
 2,000,000      City of Seattle, Washington Unlimited Tax General Obligation Refunding Bonds,
                  1993, 4.80%, 12-1-2004                                                         Aa1           2,020,780
 1,000,000      Bismarck, North Dakota Public School District #1, Burleigh County General
                  Obligation Building Bonds of 1986, 7.00%, 4-1-2005                              A1           1,010,050
 1,800,000      Nashville and Davidson County, Tennessee General Obligation Refunding
                  Bonds of 1993, 5.00%, 5-15-2005                                                 Aa           1,847,412
 1,625,000      Charleston County, South Carolina General Obligation Refunding Bonds of 1994
                  (ULT), 5.40%, 6-1-2005                                                          Aa           1,714,489
 1,100,000      Municipality of Anchorage, Alaska 1994 General Obligation School Bonds,
                  5.40%, 7-1-2005                                                                Aaa           1,149,896
 2,000,000      Oklahoma City, Oklahoma General Obligation Refunding Bonds, Series 1993,
                  5.30%, 8-1-2005                                                                 Aa           2,093,220
 2,500,000      State of Illinois General Obligation Refunding Bonds, Ser. 1987, 6.80%, 4-1-2006  A1           2,571,925
 1,600,000      Natrona County, Wyoming School District No. 1 General Obligation Bonds, Ser.
                  1994, 5.45%, 7-1-2006                                                          Aaa           1,665,424
 2,340,000      City of Phoenix, Arizona General Obligation Refunding Bonds, Ser. 1993A,
                  5.30%, 7-1-2006                                                                Aa1           2,450,963
 2,125,000      Southwest Allen, Indiana High School Building Corp., 1st Mortgage Refunding
                  Bonds, Series 1996B, 4.85%, 7-15-2006                                          Aaa           2,123,916
 2,000,000      State of California Various Purpose General Obligation Bonds, 6.00%, 10-1-2006    A1           2,196,180
 3,215,000      Forsyth County School District, Georgia, General Obligation Bonds, Series 1995,
                  5.05%, 7-1-2007                                                                Aaa           3,249,015
 2,000,000      Arapahoe County School District #6, Colorado, Littleton Public Schools General
                  Obligation Improvement Bonds, Series 1995A 5.00%, 12-1-2007                     Aa           2,033,880
 2,780,000      Salt Lake County, Utah General Obligation Jail Bonds, Series 1995, 5.00%,
                  12-15-2007                                                                     Aaa           2,822,367
 2,355,000      Carrollton-Farmers Branch Independent School District (Dallas and Denton
                  Counties, Texas) School Building Unlimited Tax Bonds, Series 1996, 5.20%,
                  2-15-2008                                                                      Aaa           2,382,318
 2,000,000      State of Wisconsin General Obligation Bonds of 1995, Series A, 6.00%, 5-1-2008    Aa           2,150,240
 2,000,000      State of Florida, State Board of Education, Public Education Capital Outlay
                  Refunding Bonds, 1995 Series C, 5.125%, 6-1-2008                                Aa           2,021,740
 1,000,000      Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1994A, 7.10%, 7-1-2008                           A1           1,185,590
 1,700,000      State of South Carolina General Obligation State Highway Bonds, Series 1995,
                  5.10%, 8-1-2008                                                                Aaa           1,734,969
 3,000,000      State of Texas Public Finance Authority General Obligation Refunding Bonds,
                  Series 1996B, 5.40%, 10-1-2008                                                  Aa           3,096,870
 1,200,000      Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2009                           A1           1,413,516
 3,590,000      State of Georgia General Obligation Bonds, Series 1996C, 6.25%, 8-1-2009         Aaa           4,032,360
 1,700,000      State of South Carolina General Obligation State Highway Bonds, Series 1995,
                  5.25%, 8-1-2009                                                                Aaa           1,737,519
 4,000,000      City and County of Honolulu, Hawaii General Obligation Bonds, Series 1996A,
                  5.40%, 9-1-2009                                                                Aaa           4,097,680

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                           November 30, 1996

                                                                                              RATING(B)
PRINCIPAL                                                                                     (MOODY'S
 AMOUNT         ISSUER                                                                        OR S & P)         VALUE

                GENERAL OBLIGATIONS (Continued)
$4,000,000      State of Illinois General Obligation Bonds, Series of September 1996, 5.45%,
                  9-1-2009                                                                       Aaa        $  4,081,840
 2,500,000      Maricopa County, Arizona Unified School District No. 69, Paradise Valley
                  School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2010                           A1           2,958,700
 2,500,000      State of Wisconsin General Obligation Refunding Bonds of 1993, Ser. 2, 5.125%,
                  11-1-2010                                                                       Aa           2,493,500
 2,540,000  (c) Mesa County, Colorado Valley School District #51, General Obligation Bonds,
                  Series 1996, 5.30%, 12-1-2010                                                  Aaa           2,563,622
 3,000,000      State of Hawaii, General Obligation Refunding Bonds of 1992, Series BW,
                  6.375%, 3-1-2011                                                                Aa           3,364,410
 2,000,000      Washington and Clackamas Counties School District #23J (Tigard-Tualatin),
                  Oregon, General Obligation Bonds, Series 1995, 5.55%, 6-1-2011                  A1           2,030,980
 2,000,000      State of Georgia, General Obligation Bonds, Series 1995C, 5.70%, 7-1-2011        Aaa           2,113,440
 1,125,000      State of Delaware, General Obligation Bonds, Series 1994B, 6.00%, 12-1-2011      Aa1           1,190,115
 3,000,000      State of Georgia, General Obligation Bonds, Series 1995B, 5.75%, 3-1-2012        Aaa           3,175,290
 4,500,000      State of Washington General Obligation Bonds, Series 1993A, 5.75%, 10-1-2012      Aa           4,754,520
 1,125,000      State of Delaware, General Obligation Bonds, Series 1994B, 6.00%, 12-1-2012      Aa1           1,186,335
                                                                                                            ------------
                                                                                                             194,409,794
                MUNICIPAL REVENUE (20.8%):

 2,000,000      City of St. Petersburg, Florida Public Utility Refunding Rev. Bonds, Ser. 1991,
                  6.10%, 10-1-1998                                                                Aa           2,076,940
 3,000,000      City of Colorado Springs, Colorado Utilities System Refunding Rev., Ser. 1991A,
                  6.10%, 11-15-1998                                                               AA           3,123,510
 1,490,000      City of San Antonio, Texas Water System Revenue Refunding Special Obligation
                  Bonds, Ser. 1992, 5.80%, 5-15-1999                                             AAA           1,549,406
 1,250,000      Washington Public Power Supply System Nuclear Project No. 3, Refunding Rev.
                  Bonds, Ser. 1991A, 6.25%, 7-1-2000                                             Aa1           1,320,837
 1,250,000      State of New York Power Authority General Purpose Bonds, Ser. Z, 6.00%,
                  1-1-2001                                                                        Aa           1,329,812
 1,400,000      San Diego County Water Authority Water Rev. Certificates of Participation, Ser.
                  1991A, 6.00%, 5-1-2001                                                          Aa           1,491,392
 1,250,000      Municipal Subdistrict, Northern Colorado Water Conservancy District Water
                  Rev., Ser. D, 7.60%, 12-1-2001                                                  A1           1,275,275
 2,000,000      Nashville and Davidson County, Tennessee Electric System Rev. Bonds, 1992
                  Series B, 5.50%, 5-15-2002                                                      Aa           2,109,300
 1,000,000      Washington Public Power Supply System Nuclear Project No. 1, Rev. Refunding
                  Bonds, Ser. 1990C, 7.70%, 7-1-2002                                             Aa1           1,142,730
 1,080,000      Charleston, South Carolina Waterworks and Sewer Systems Rev. Refunding
                  Bonds, Ser. 1986A, 6.90%, 1-1-2003                                              A1           1,104,700
 2,000,000      City of Des Moines, Iowa Sewer Rev. Bonds, Ser. 1992D, 6.00%, 6-1-2003           Aaa           2,142,840
 2,500,000      City of Albuquerque, New Mexico Joint Water and Sewer Refunding Rev. Bonds,
                  Ser. 1990B, 7.00%, 7-1-2003                                                     Aa           2,752,750
 2,000,000      Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                  Revenue Bonds, Series 1993C, 4.80%, 7-1-2003                                   Aa1           1,998,800
 2,000,000      City of Lincoln, Nebraska, Water Revenue and Refunding Bonds, Series 1993,
                  4.90%, 8-15-2003                                                                Aa           2,050,420
 2,850,000      City of Lincoln, Nebraska, Electric System Revenue Refunding Bonds, 1993
                  Series A, 4.70%, 9-1-2003                                                       Aa           2,887,677
 2,000,000      Fargo, North Dakota, Water Revenue of 1993, 5.00%, 1-1-2004                      Aaa           2,040,560
 1,500,000      Municipal Electric Authority of Georgia General Power Rev. Bonds, 1993A
                  Series, 5.00%, 1-1-2004                                                          A           1,514,190
 1,500,000      Nashville and Davidson County, Tennessee, Water and Sewer Revenue
                  Refunding Bonds, Series 1993, 4.90%, 1-1-2004                                  Aaa           1,531,455
 1,710,000      Southern Minnesota Municipal Power Agency, Power Supply System Revenue
                  Bonds, Series 1993 B, 4.60%, 1-1-2004                                            A           1,689,993

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        PORTFOLIO OF INVESTMENTS
                           November 30, 1996

                                                                                              RATING(B)
PRINCIPAL                                                                                     (MOODY'S
 AMOUNT         ISSUER                                                                        OR S & P)         VALUE

                MUNICIPAL REVENUE (Continued)
$2,000,000      City of Dallas, Texas Waterworks and Sewer System Rev. Refunding Bonds,
                  Series 1993, 4.90%, 4-1-2004                                                    Aa        $  2,031,440
 2,045,000      City of Iowa City, Johnson County, Iowa Sewer Rev. Bonds, 5.875%, 7-1-2004       Aaa           2,171,095
 2,000,000      City of Jackson, Mississippi Water and Sewer System Rev. Refunding Bonds,
                  Series 1993-A, 4.85%, 9-1-2004                                                 Aaa           2,030,860
 1,685,000      Hampton Roads Sanitation District, Virginia, Wastewater Refunding and
                  Capital Improvement Revenue Bonds, Series 1993, 4.70%, 10-1-2004                Aa           1,700,519
 3,000,000      City of Los Angeles Department of Water and Power, Electric Plant Refunding
                  Revenue Bonds, Second Issue of 1993, 4.80%, 11-15-2004                          Aa           3,049,560
 2,200,000      The Water Works and Sewer Board, Birmingham, Alabama Water and Sewer
                  Revenue Bonds, Series 1994, 4.75%, 1-1-2005                                     Aa           2,211,660
 1,500,000      Omaha, Nebraska Public Power District Electric System Rev. Bonds, 1993,
                  Series B, 5.10%, 2-1-2005                                                       Aa           1,543,305
 1,325,000      Winston-Salem, North Carolina Water & Sewer System Revenue Bonds, Series
                  1995B, 5.00%, 6-1-2007                                                          Aa           1,344,478
 2,600,000      Washington Public Power Supply System Nuclear Project No. 1, Rev. Refunding
                  Bonds, Ser. 1989A, 7.50%, 7-1-2007                                             Aa1           2,856,230
 2,830,000      Sacramento County, California Sanitary District Financing Authority Revenue
                  Bonds, 1995, 5.00%, 12-1-2007                                                   Aa           2,868,262
 4,500,000      Nashville and Davidson County, Tennessee Water & Sewer Revenue Refunding
                  Bonds, Series 1996, 5.25%, 1-1-2008                                            Aaa           4,621,680
 1,665,000      Winston-Salem, North Carolina Water & Sewer System Revenue Bonds, Series
                  1995B, 5.10%, 6-1-2008                                                          Aa           1,685,679
 1,500,000      Sacramento County, California Sanitary District Financing Authority Revenue
                  Bonds, 1995, 5.00%, 12-1-2008                                                   Aa           1,506,300
 1,840,000      City of Dallas, Texas Waterworks and Sewer System Revenue Bonds, Series
                  1994A, 6.375%, 10-1-2012                                                        Aa           1,956,067
                                                                                                            ------------
                                                                                                              66,709,722
                INDUSTRIAL REVENUE - UTILITIES (3.1%):

 3,000,000      Becker, Minnesota Pollution Control Rev. Refunding Bonds, Ser. 1989A, 6.80%,
                  4-1-2007, (Northern States Power Co. - Sherburne Cnty. Gen. Sta. Units 1 & 2
                  Proj.)                                                                          A2           3,188,130
 6,000,000      Omaha, Nebraska Public Power District Electric System Revenue Bonds, Ser.
                  1992B, 6.15%, 2-1-2012                                                          Aa           6,652,680
                                                                                                            ------------
                                                                                                               9,840,810
                  Total long-term municipal bonds (cost: $295,897,155)                                       312,458,781

                SHORT-TERM INVESTMENTS (2.7%):
 6,000,000      U.S. Treasury bills, 5.005% to 5.155% effective yield, due 12-1996 to 2-1997                   5,964,660
 2,460,000      Ford Motor Credit Company, 5.30%, 12-3-1996                                                    2,461,449
   275,000      Ford Motor Credit Company, 5.40%, 12-3-1996                                                      275,124
                                                                                                            ------------
                  Total short-term investments (cost: $8,699,005)                                              8,701,233
                                                                                                            ------------
                TOTAL INVESTMENTS (100.0%) (cost: $304,596,160)                                              321,160,014
                LIABILITIES, LESS CASH AND OTHER ASSETS (0%)                                                     (10,393)
                                                                                                            ------------
                NET ASSETS (100.0%)                                                                         $321,149,621
                                                                                                            ============

Notes: (a) At November 30, 1996, net unrealized appreciation of $16,563,854 consisted of gross unrealized appreciation of $16,601,552 and gross unrealized depreciation of $37,698 based on cost of $304,596,160 for federal income tax purposes.

       (b) Ratings not covered by the report of independent auditors. NR denotes no rating available.

       (c) Purchased on a `when-issued' basis.

                  STATE FARM MUNICIPAL BOND FUND, INC.
                  STATEMENT OF ASSETS AND LIABILITIES
                           November 30, 1996

                                 ASSETS

Investments, at value (cost $304,596,160)                                         $321,160,014
Cash                                                                                   304,236
Receivable for:
  Interest                                                         $5,708,064
  Shares of the Fund sold                                                 200
  Sundry                                                                5,316        5,713,580
                                                                   ----------
Prepaid expenses                                                                        17,761
                                                                                  ------------
    Total assets                                                                   327,195,591

                       LIABILITIES AND NET ASSETS

Payable for:
  Dividends to shareowners                                          3,197,502
  Securities purchased                                              2,546,731
  Shares of the Fund redeemed                                         174,483
  Other accounts payable (including $117,874 to Manager)              127,254
                                                                   ----------
    Total liabilities                                                                6,045,970
                                                                                  ------------

Net assets applicable to 38,035,010 shares outstanding of
  $1 par value common stock (100,000,000 shares authorized)                       $321,149,621
                                                                                  ============

Net asset value, offering price and redemption price per
  share                                                                           $       8.44
                                                                                  ============

                         ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares over
  amounts paid on redemptions of shares on account of
  capital                                                                         $304,463,942
Accumulated net realized gain on
  sales of investments                                                                 121,825
Net unrealized appreciation of investments                                          16,563,854
                                                                                  ------------
Net assets applicable to shares outstanding                                       $321,149,621
                                                                                  ============



            See accompanying notes to financial statements.

                  STATE FARM MUNICIPAL BOND FUND, INC.
                        STATEMENT OF OPERATIONS

                                                                   YEAR ENDED NOVEMBER 30,
                                                                    1996            1995
INVESTMENT INCOME:
  Tax-exempt interest                                           $17,621,142      16,931,069
  Taxable interest                                                  735,320         446,122
                                                                ---------------------------
    Total investment income                                      18,356,462      17,377,191

EXPENSES:
  Investment advisory and management fees                           385,258         366,394
  Audit fees                                                         21,106          21,113
  Legal fees                                                          3,006           4,264
  Fidelity bond expense                                               4,433           5,077
  Directors' fees                                                     3,000           2,200
  Reports to shareowners                                              5,141           9,024
  Securities evaluation fees                                         19,874          19,822
  Franchise taxes                                                    16,602          16,598
  Custodian fees                                                     24,936          29,930
  Other                                                              18,775          21,799
                                                                ---------------------------
    Total expenses                                                  502,131         496,221
    Less: Custodian fees paid indirectly                             18,709          25,465
                                                                ---------------------------
    Net expenses                                                    483,422         470,756
                                                                ---------------------------
Net investment income                                            17,873,040      16,906,435

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on sales of investments                         121,825         264,519
  Change in net unrealized appreciation                          (1,805,995)     21,451,782
                                                                ---------------------------
Net realized and unrealized gain (loss) on investments           (1,684,170)     21,716,301
                                                                ---------------------------
Net change in net assets resulting from operations              $16,188,870      38,622,736
                                                                ===========================



            See accompanying notes to financial statements.

                  STATE FARM MUNICIPAL BOND FUND, INC.
                   STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED NOVEMBER 30,
                                                                   1996            1995
From operations:
  Net investment income                                        $ 17,873,040      16,906,435
  Net realized gain on sales of investments                         121,825         264,519
  Change in net unrealized appreciation                          (1,805,995)     21,451,782
                                                               -----------------------------
  Net change in net assets resulting
    from operations                                              16,188,870      38,622,736

Dividends to shareowners from:
  Net investment income (per share $.48 in 1996
    and $.48 in 1995)                                           (17,873,040)    (16,906,435)
  Net realized gain (per share $.006 in 1996)                      (214,926)             --
                                                               ----------------------------
Total distributions to shareowners                              (18,087,966)    (16,906,435)

From Fund share transactions:
  Proceeds from shares sold                                      27,900,088      25,292,645
  Reinvestment of ordinary income dividends
    and capital gain distributions                               13,618,482      12,894,959
                                                               ----------------------------
                                                                 41,518,570      38,187,604
  Less payments for shares redeemed                              25,886,170      22,392,823
                                                               ----------------------------
  Net increase in net assets from Fund share
    transactions                                                 15,632,400      15,794,781
                                                               ----------------------------
Total increase in net assets                                     13,733,304      37,511,082

Net assets:
  Beginning of year                                             307,416,317     269,905,235
                                                               ----------------------------
  End of year                                                  $321,149,621     307,416,317
                                                               ============================









            See accompanying notes to financial statements.

                  STATE FARM MUNICIPAL BOND FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

   SECURITIES VALUATION --

   Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued on an amortized cost basis. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

   SECURITY TRANSACTIONS AND INTEREST INCOME --

   Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis; premiums and original issue discounts on tax-exempt securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

   SECURITIES PURCHASED ON A `WHEN-ISSUED' BASIS --

   The Fund may purchase municipal bonds on a `when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At November 30, 1996, there were commitments of $2,546,731 for such securities.

   FUND SHARE VALUATION, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS --

   Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined as of 1:00 p.m. Bloomington, Illinois time on each business day other than customary weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend equal to its net investment income, and distributions of such amounts are made at the end of each calendar quarter. Net realized gain on sales of investments, if any, are distributed annually after the close of the Fund's fiscal year. Distributions of net realized gains payable to its shareowners are recorded by the Fund on the ex-dividend date.

   FEDERAL INCOME TAXES --

   It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

                  STATE FARM MUNICIPAL BOND FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS


2. TRANSACTIONS WITH AFFILIATES

   The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $50 million of average net assets,
 .15% of the next $50 million of average net assets and .10% of average net assets in excess of $100 million. The Manager guarantees that all operating expenses of the Fund, including compensation of the Manager but excluding franchise taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs, shall not exceed .40% of average net assets annually.
   Under the terms of this agreement, the Fund incurred fees of $385,258 for 1996 and $366,394 for 1995. The Fund pays no fees for transfer agent services provided by the Manager. The Fund does not pay any discount, commission or other compensation for underwriting services provided by the Manager.
   Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the two years ended November 30, 1996, except for directors' fees of $3,000 for 1996 and $2,200 for 1995 paid to the Fund's independent directors.

3. INVESTMENT TRANSACTIONS

   Investment transactions (exclusive of short-term investments) for each of the two years ended November 30 were as follows:




                                                         1996           1995
   Purchases                                         $30,463,407     34,619,287
   Proceeds from sales                                17,540,000     18,616,250
                                                     ==========================


4. FUND SHARE TRANSACTIONS

   Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:

                                                       YEAR ENDED NOVEMBER 30,
                                                         1996           1995
   Shares sold                                         3,324,581      3,052,147
   Shares issued in reinvestment of
     ordinary income dividends and
     capital gain distributions                        1,626,301      1,565,349
                                                     --------------------------
                                                       4,950,882      4,617,496
   Less shares redeemed                                3,088,643      2,709,601
                                                     --------------------------
   Net increase in shares outstanding                  1,862,239      1,907,895
                                                     ==========================

                  STATE FARM MUNICIPAL BOND FUND, INC.

                          FINANCIAL HIGHLIGHTS


PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout each period)

                                                                                                               SIX MONTHS    YEAR
                                                                                                                  ENDED      ENDED
                                                        YEAR ENDED NOVEMBER 30,                                NOVEMBER 30, MAY 31,
                         1996      1995      1994      1993      1992      1991      1990      1989      1988      1987      1987
Net asset value,
  beginning of period $  8.50      7.88      8.59      8.34      8.15      7.98      7.96      7.76      7.58      7.55      7.53

Income from
  Investment
  Operations
Net investment
  income                  .48       .48       .48       .50       .53       .54       .58       .58       .57       .28       .57
Net gain or loss
  on securities (both
  realized and
  unrealized)            (.06)      .62      (.69)      .25       .19       .17       .02       .20       .18       .03       .02
                      ------------------------------------------------------------------------------------------------------------
Total from
  investment
  operations              .42      1.10      (.21)      .75       .72       .71       .60       .78       .75       .31       .59

Less Distributions
  Net investment
    income               (.48)     (.48)     (.48)     (.50)     (.53)     (.54)     (.58)     (.58)     (.57)     (.28)     (.57)
  Capital gain (b)         --        --      (.02)       --        --        --        --        --        --        --        --
                      ------------------------------------------------------------------------------------------------------------
Total distributions      (.48)     (.48)     (.50)     (.50)     (.53)     (.54)     (.58)     (.58)     (.57)     (.28)     (.57)

Net asset value, end
  of period           $  8.44      8.50      7.88      8.59      8.34      8.15      7.98      7.96      7.76      7.58      7.55
                      ============================================================================================================

Total Return             5.21%    14.25%    (2.55%)    9.17%     9.05%     9.17%     7.78%    10.44%    10.14%     4.19%     7.72%

Ratios/Supplemental
  Data
Net assets, end of
  period (millions)   $ 321.1     307.4     269.9     276.4     211.3     167.2     132.8     110.0      85.2      70.7      66.4
Ratio of expenses to
  average net assets      .16%      .17%(c)   .16%      .18%      .19%      .21%      .23%      .25%      .29%      .30%(a)   .31%
Ratio of net
  investment income
  to average net
  assets                 5.76%     5.80%     5.80%     5.84%     6.36%     6.75%     7.30%     7.42%     7.36%     7.49%(a)  7.30%
Portfolio turnover
  rate                      6%        7%        8%        5%        4%        2%        8%        7%        2%        4%(a)     0%
Number of shares
  outstanding at end
  of period
  (millions)             38.0      36.2      34.3      32.2      25.3      20.5      16.6      13.8      11.0       9.3       8.8

Notes: (a) Ratios and rates have been calculated on an annualized basis.
       (b) Distributions representing less than $.01 were made in 1996, 1993 and 1992.
       (c) The ratio based on net custodian expenses would have been .16% in 1995.

                  STATE FARM MUNICIPAL BOND FUND, INC.
                            TAX INFORMATION


   The Fund paid ordinary income dividends in March, June, September and December 1996. Of those dividends, 98% in March, 97% in June, 97% in September and 98% in December are designated as exempt-interest dividends. The taxable portion of the dividends paid to you will be included on the Form 1099-DIV to be sent in January 1997.

   Since the Fund's investment income was derived from interest, none of the taxable portion of the Fund's distributions are eligible for the dividend received deduction for corporations.

   In December, 1996, the Fund made a capital gain distribution of $.003 per share, 100% of which was paid from long-term capital gain and is designated as a capital gain dividend.

NOTE: The taxable portion of the dividends and the capital gain distribution must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with provisions of the Internal Revenue Code. The tax-exempt status of dividends derived from interest on municipal bonds for federal income tax purposes does not necessarily result in exemption from any state or local income taxes or other taxes.

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                                   18

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                                   19

                                       ANNUAL
                                       REPORT


                                       November 30, 1996


                                       STATE
                                       FARM
                                       MUNICIPAL BOND
                                       FUND, INC.

                                       ONE STATE FARM PLAZA
                                       BLOOMINGTON, ILLINOIS 61710
                                       TELEPHONE (309) 766-2029









G 4100.38